EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.05

Data Compare Summary (Total)
Run Date - 1/23/2023 12:01:30 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	21	0.00%	21
Amortization Term	0	2	0.00%	21
Amortization Type	0	2	0.00%	21
Appraised Value	0	2	0.00%	21
Available for Reserves	2	2	100.00%	21
Borrower First Name	0	2	0.00%	21
Borrower Last Name	0	2	0.00%	21
Borrower Self-Employed?	0	2	0.00%	21
City	0	21	0.00%	21
Contract Sales Price	7	21	33.33%	21
Doc Type	9	18	50.00%	21
First Payment Date	0	2	0.00%	21
Hazard Insurance Monthly Premium	0	2	0.00%	21
Interest Rate Change Frequency	0	2	0.00%	21
Interest Rate Initial Cap	0	2	0.00%	21
Interest Rate Initial Floor	0	2	0.00%	21
Interest Rate Life Max	0	2	0.00%	21
Interest Rate Life Min	0	2	0.00%	21
Interest Rate Periodic Cap	0	2	0.00%	21
Interest Rate Periodic Floor	0	2	0.00%	21
Investor: Qualifying Total Debt Ratio	1	2	50.00%	21
Lien Position	0	2	0.00%	21
Lookback Period	0	2	0.00%	21
LTV Valuation Value	1	19	5.26%	21
Margin	11	21	52.38%	21
Maturity Date	0	2	0.00%	21
Monthly Taxes	0	2	0.00%	21
Note Date	0	2	0.00%	21
Occupancy	3	21	14.29%	21
Original CLTV	0	2	0.00%	21
Original Interest Rate	0	21	0.00%	21
Original Loan Amount	0	21	0.00%	21
Original LTV	0	21	0.00%	21
Original PITIA	0	2	0.00%	21
Original Term	0	21	0.00%	21
Originator Loan Designation	0	2	0.00%	21
Property Type	2	21	9.52%	21
Purpose	0	21	0.00%	21
Refi Purpose	0	13	0.00%	21
Representative FICO	1	21	4.76%	21
Rounding Factor	0	2	0.00%	21
Rounding Method	0	2	0.00%	21
State	0	21	0.00%	21
Street	0	2	0.00%	21
Total Cash-out	0	1	0.00%	21
Total Income	2	2	100.00%	21
Zip	0	2	0.00%	21
Total	39	384	10.16%	21